Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Summary of Changes in Provisions
	2018 £m	Restated 2017 £m
At start of year	63	86
Utilised	(14)	(17)
Exchange translation differences	2	(6)
Total	51	63

Summary of Provisions Included Within Current and Non-current Liabilities	At 31 December 2018, provisions are included within current and non-current liabilities as follows:
	2018 £m	Restated 2017 £m
Current liabilities	15	12
Non-current liabilities	36	51
Total	51	63